BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 83,704	$ 22,437
Accounts receivable	312
Inventory	84,763
Other current assets	34,824	11,430
Total current assets	203,603	33,867
Property and equipment, net	5,478	5,100
Total assets	209,081	38,967
Current liabilities:
Accounts payable	346,814	220,740
Accounts payable, related parties	41,382	52,489
Accrued interest	5,840	18,026
Accrued interest, related parties		3,570
Convertible notes payable, net of discounts of $30,010 and $149,456 at December 31, 2017 and 2016, respectively, currently in default	169,990	153,024
Notes payable, related parties		30,000
Derivative liabilities	2,255,781	221,822
Total current liabilities	2,819,807	699,671
Total liabilities	2,819,807	699,671
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and -0- shares issued and outstanding at December 31, 2017 and 2016, respectively	2,000	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 637,840,677 and 304,556,650 shares issued and outstanding at December 31, 2017 and 2016, respectively	6,378	3,046
Additional paid in capital	13,435,903	11,899,504
Subscriptions payable, consisting of 63,675,678 and -0- shares at December 31, 2017 and 2016, respectively	273,805
Accumulated deficit	(16,328,812)	(12,565,254)
Total stockholders' equity (deficit)	(2,610,726)	(660,704)
Total liabilities and stockholders' equity (deficit)	$ 209,081	$ 38,967